Investigations, Claims and Litigation (Details 1) € in Millions, R$ in Millions, $ in Millions		12 Months Ended	63 Months Ended		75 Months Ended		77 Months Ended		79 Months Ended
	Jun. 07, 2019 USD ($)	Dec. 31, 2007 USD ($)	Nov. 13, 2018 USD ($)	Nov. 13, 2018 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($) Defendant	Dec. 31, 2019 BRL (R$) Defendant	Dec. 31, 2019 USD ($)	Feb. 16, 2018 USD ($)	May 04, 2012 USD ($)
United States Postal Service [Member]
Loss Contingencies [Line Items]
CounterclaimForDamagesSought										$ 193
Solystic Matter [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value							$ 27	R$ 111
Counterclaim					$ 35	€ 31
Loss Contingency, Damages Awarded, Value			$ 10	R$ 41
Orbital ATK [Domain]
Loss Contingencies [Line Items]
Loss Contingency, Damages Awarded, Value	$ 108
Unpaid Portions of Contract Price and Direct Costs Incurred [Member] | United States Postal Service [Member]
Loss Contingencies [Line Items]
Receivables, unpaid long-term contracts											$ 63
Acts and Omissions with Adverse Affects on Performance and Obligations [Member] | United States Postal Service [Member]
Loss Contingencies [Line Items]
Gain Contingency, Unrecorded Amount											$ 115
United States Postal Service [Member]
Loss Contingencies [Line Items]
Contract award		$ 875
United States Postal Service [Member] | False Claims Act [Member] | Threatened Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value									$ 179
Solystic Matter [Member] | Solystic Matter [Member]
Loss Contingencies [Line Items]
Loss Contingency, Number of Defendants | Defendant							2	2
Initial Claim [Member] | Solystic Matter [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value							$ 22	R$ 89
Incremental claim [Member] | Solystic Matter [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value							5	R$ 22
Maximum [Member] | United States Postal Service [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss					$ 410		$ 410		$ 410